SCHEDULE OF PREPAYMENT AND OTHER ASSETS (Details) - Maius Pharmaceutical Co. Ltd [Member] - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
Deposits	$ 8,547	$ 8,756	$ 8,546
Employee petty cash	976	999	980
Patent application fee		48,787	162
Chemical synthesis costs	17,275
Pending deduction of VAT on purchases	98,691	96,740	91,961
Total	239,685	155,282	$ 101,649
Patent application fee	$ 114,196	$ 48,787